Discontinued Operations (Tables)	11 Months Ended
Dec. 29, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
The following table presents summarized operating results for these discontinued operations:

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012	April 27, 2011 FY 2011
	(In millions)
Sales	$2.9	$1.2	$47.7	$141.5	$148.0
Net after-tax losses	$(5.6)	$(1.3)	$(17.6)	$(51.2)	$(39.6)
Tax benefit on losses	$—	$—	$0.6	$1.4	$2.6